Subsequent Events	12 Months Ended
Dec. 31, 2022
Subsequent Events [Abstract]
Subsequent Events
26.	Subsequent events

(a)
The Company and Alibaba entered into a supplemental agreement to the original convertible loan agreement on March 31, 2023, which has extended the maturity date to September 30, 2023. The Company has made several undertakings under the supplemental agreement dated March 31, 2023, including, among others, an undertaking to pay US$500,000 no later than June 30, 2023, and to further pay US$500,000 no later than September 30, 2023 as a part of the accrued interest of the Convertible Loan to Alibaba.

(b)
The lease contract for the Company’s office space in Shanghai, China was terminated in March, 2023. No penalty was charged for the early termination of contract. The Company signed a new 3-year lease contract starting from April, 2023 with the same lessor, and moved to another building in the same software park from Building No.8 to Building No. 2. The average lease payment changed from RMB569.8 thousand per month to RMB186.3 thousand per month.